Note 6 - Loans Receivable (Details) - Financing Receivable by Credit Quality Indicators (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 353,192	[1],[2]	$ 352,686	[1],[2]
One-to-Four-Family Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	29,480		24,300
One-to-Four-Family Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,667		13,888
One-to-Four-Family Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	12,222		27,877
One-to-Four-Family Residential [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	104,115		117,093
One-to-Four-Family Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	149,484	[1],[2]	183,158	[1],[2]
Home Equity and Second Mortgage [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	736		558
Home Equity and Second Mortgage [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	31		487
Home Equity and Second Mortgage [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	771		1,569
Home Equity and Second Mortgage [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	6,914		9,888
Home Equity and Second Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	8,452	[1],[2]	12,502	[1],[2]
Multifamily Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	16,695		4,736
Multifamily Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable			6,655
Multifamily Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	4,078		6,203
Multifamily Residential [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	17		2,882
Multifamily Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	20,790	[1],[2]	20,476	[1],[2]
Commercial Real Estate Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	117,604		55,997
Commercial Real Estate Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	7,445		9,174
Commercial Real Estate Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	12,045		29,020
Commercial Real Estate Loans [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	920		1,729
Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	138,014	[1],[2]	95,920	[1],[2]
One-to-Four-Family Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	108
One-to-Four-Family Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	465
One-to-Four-Family Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	130		905
One-to-Four-Family Construction [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	100		819
One-to-Four-Family Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	803	[1],[2]	1,724	[1],[2]
Other Construction and Land [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	5,190		9,365
Other Construction and Land [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	402		2,908
Other Construction and Land [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	4,804		8,684
Other Construction and Land [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,352		2,331
Other Construction and Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	13,748	[1],[2]	23,288	[1],[2]
Commercial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	15,127		5,579
Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	340		1,105
Commercial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	425		521
Commercial Loans [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	191		398
Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	16,083	[1],[2]	7,603	[1],[2]
Consumer Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	159		626
Consumer Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable			13
Consumer Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	45		191
Consumer Loans [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	5,614		7,185
Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	5,818	[1],[2]	8,015	[1],[2]
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	185,099	[2]	101,161	[2]
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	12,350	[2]	34,230	[2]
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	34,520	[2]	74,970	[2]
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 121,223	[2]	$ 142,325	[2]

[1]	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses
[2]	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses.